Curian Guidance - Institutional Alt 100 Growth Fund Summary (Curian Guidance - Institutional Alt 100 Growth Fund)	0 Months Ended
Apr. 25, 2013
Curian Guidance - Institutional Alt 100 Growth Fund
Prospectus [Line Items]
Strategy [Heading]
In the summary prospectus and prospectus section entitled “Summary Overview of Each Fund,” subsection “Principal Investment Strategies,” please add the following asset class and strategy to the “Non-Traditional Asset Classes and Strategies” table for the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, and the Curian Guidance – Institutional Alt 100 Growth Fund:

Strategy Narrative [Text Block]	Covered Call Writing